Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 391,500.00
Total Fee Amount	54.07
Total Offset Amount	0.00
Net Fee	$ 54.07
Offering Table N/A
Offset Table N/A	N/A